TAXES ON INCOME (Schedule of Net Profit (Loss)) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
TAXES ON INCOME [Abstract]
United States	$ (238)	$ (21)
Israel	896	(991)
Profit (loss) before taxes on income	$ 658	$ (1,012)	$ 824